Changes in TotalEnergies' perimeter - Main acquisitions and divestments (Details) home in Millions, $ in Millions						1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022 USD ($) shares	Apr. 27, 2022 USD ($) bbl / d	Apr. 26, 2022 bbl / d	Feb. 28, 2022 USD ($) home nmi GW	Sep. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2022 km	Feb. 28, 2022 mi²	Feb. 28, 2022 km²
Main acquisitions and divestments
Asset impairments recorded in operating income								$ (821)	$ (759)	$ (8,952)
Asset impairments recorded in net income, TotalEnergies share								$ (15,743)	(910)	$ (8,465)
Clearway Energy Group
Main acquisitions and divestments
Percentage of voting interest acquired		50.00%				50.00%
Impact on net income, TotalEnergies' share, of acquisition		$ 1,391
Novatek
Main acquisitions and divestments
Stake held in associate (as a percent)	19.40%
Subsidiary that holds ownership in SunPower Corporation | SunPower Corporation
Main acquisitions and divestments
Percentage of ownership interest in subsidiary	50.50%	50.50%				50.50%
Myanmar
Main acquisitions and divestments
Asset impairments recorded in operating income									(201)
Asset impairments recorded in net income, TotalEnergies share									$ (305)
North Platte
Main acquisitions and divestments
Asset impairments recorded in net income, TotalEnergies share							$ (957)
Global Infrastructure Partners | Clearway Energy Group
Main acquisitions and divestments
Amount of cash transferred		$ 1,600				$ 1,600
Global Infrastructure Partners | Clearway Energy Group | Subsidiary that holds ownership in SunPower Corporation
Main acquisitions and divestments
Percentage of equity interest transferred		50.00%				50.00%
Number of shares decreasing percentage of equity interest transferred | shares		1				1
Maritime lease area OCS-A 0538
Main acquisitions and divestments
Consideration for development of an offshore wind farm					$ 795
Percentage of development of an offshore wind farm					100.00%
Distance from coast					47						87
Lease area												132	341
Minimum generation capacity | GW					3
Number of homes where power can be provided | home					1
Pre-salt oil fields
Main acquisitions and divestments
Intangible assets			$ 543
Tangible assets			4,512
Other assets and liabilities			(437)
Fair value of consideration			$ 4,618
Pre-salt Atapu oil field
Main acquisitions and divestments
Production of project | bbl / d				160,000
Pre-salt Atapu oil field | Forecast
Main acquisitions and divestments
Production of project | bbl / d				350,000
Pre-salt Atapu oil field | Petrobras
Main acquisitions and divestments
Percentage of interest acquired				22.50%
Pre-salt Sepia oil field
Main acquisitions and divestments
Production of project | bbl / d			180,000
Pre-salt Sepia oil field | Forecast
Main acquisitions and divestments
Production of project | bbl / d			350,000
Pre-salt Sepia oil field | Petrobras
Main acquisitions and divestments
Percentage of interest acquired			28.00%